                                                          [EQUITRUST LOGO]
                                                EquiTrust Money
                                                Market Fund, Inc.

                                                SEMI-ANNUAL REPORT
                                                JANUARY 31, 2001

                                                INVESTMENT MANAGER AND
                                                PRINCIPAL UNDERWRITER

                                                EQUITRUST INVESTMENT
                                                MANAGEMENT SERVICES, INC.

                                                5400 UNIVERSITY AVENUE
                                                WEST DES MOINES, IA 50266

                                                1-877-860-2904
                                                      225-5586 (DES MOINES)

                                                This report is not to be
                                                distributed unless preceded or
                                                accompanied by a prospectus.

737-127(01)

PRESIDENT'S LETTER

Dear Shareholder:

    For the 6-month period ended January 31, 2001, money market investors were the major beneficiaries of higher short-term interest rates as the Fed spent most of the year fighting inflation. However, the party appears to be about over as the Fed began an easing mode and lowered short-term rates 1% during January in order to avert a possible recession.

    During the last 6 months, money market funds provided refuge from the turbulence of the stock and bond markets as investors contemplated the effect of relatively high short-term interest rates which decelerated growth of U.S. corporations. The stock and high yield bond markets both experienced negative returns which were sobering to many. The NASDAQ lost 26% of its value during the last 6 months and high yield bonds eked out a 1.65% return. During the same period, on the other end of the spectrum, high quality instruments like U.S. Treasuries performed well, providing a return of 7.50%, as investors felt the Fed was vigilantly fighting inflation. The Fund's yield actually started the period at 4.70% and ended at 4.66%, peaking at 5.44% during the year following the rise and fall of short-term interest rates.

    The Fed is still gauging the effects of its 1% drop in the overnight lending rate and will decide whether to act at its next meeting on March 20, 2001. Consumer spending, which constitutes two-thirds of the Gross Domestic Product, is slow. Will lower short and long-term interest rates spark consumer confidence and ease the economy through a soft landing? Will the manufacturing sector recover from its deep slump and avoid an industrial recession? The Federal Open Market Committee monitors these areas for any telltale sign of the economy's health and will do its best to maintain a strong U.S. economy due to the global impact.

    While we cannot predict interest rates, we can predict that our Fund will reflect the current short-term interest rate environment. With increasing volatility in the capital markets, a money market fund offers liquidity and stability, allowing your investment to earn a yield while you evaluate other investment options.

                                          /s/ Edward M. Wiederstein

                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

March 7, 2001

An investment in the Money Market Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is not a guarantee of future results.

EQUITRUST MONEY MARKET FUND, INC
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2001
(UNAUDITED)

ASSETS
Investments in securities, at value (equivalent to
 amortized cost)..................................  $29,087,105
Accrued interest receivable.......................       17,934
Prepaid expenses and other assets.................           86
                                                    -----------
Total Assets......................................  $29,105,125
                                                    ===========
LIABILITIES AND NET ASSETS
Liabilities:
  Accounts payable to EquiTrust Investment
   Management Services, Inc.......................  $    21,909
  Fund shares purchased...........................      676,625
  Accrued expenses................................       32,442
  Dividends payable...............................      127,223
                                                    -----------
Total Liabilities.................................      858,199

Net assets applicable to 28,246,926 shares of
 capital stock outstanding........................   28,246,926
                                                    -----------

Total Liabilities and Net Assets..................  $29,105,125
                                                    ===========

NET ASSET VALUE PER SHARE.........................  $      1.00
                                                    ===========

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2001
(UNAUDITED)

INVESTMENT INCOME
Interest..........................................  $968,532

EXPENSES
Paid to EquiTrust Investment Management
 Services, Inc.:
 Investment advisory and management fees..........    37,492
 Shareholder service, transfer and dividend
  disbursing agent fees...........................    60,552
 Accounting fees..................................     7,498
Custodian fees....................................    46,211
Professional fees.................................     1,080
Directors' fees and expenses......................     7,255
Reports to shareholders...........................     4,821
Registration fees.................................     5,011
Miscellaneous.....................................    23,074
                                                    --------
Total Expenses....................................   192,994
Fees paid indirectly..............................    (5,788)
                                                    --------
Net Expenses......................................   187,206
                                                    --------
Net Increase in Net Assets Resulting from
 Operations.......................................  $781,326
                                                    ========

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                             ENDED
                                          JANUARY 31,
                                              2001         YEAR ENDED
                                          (UNAUDITED)    JULY 31, 2000
                                          ------------  ----------------
OPERATIONS
Net investment income...................  $   781,326     $ 1,367,954
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income...................     (781,326)     (1,367,954)
                                          -----------     -----------
                                              -0-            -0-
CAPITAL SHARE TRANSACTIONS..............   (2,062,054)     (1,065,346)
                                          -----------     -----------
Total Decrease in Net Assets............   (2,062,054)     (1,065,346)
NET ASSETS
Beginning of period.....................   30,308,980      31,374,326
                                          -----------     -----------
End of period...........................  $28,246,926     $30,308,980
                                          ===========     ===========

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2001
(UNAUDITED)

                                     ANNUALIZED
                                      YIELD ON
                                      PURCHASE    PRINCIPAL
                                        DATE       AMOUNT        VALUE
                                     ----------  -----------  ------------
COMMERCIAL PAPER (25.82%)
------------------------------
  NONDEPOSITORY INSTITUTIONS
  American General Finance Co.,
   5.59%, due 2/13/01..............      5.593%  $  910,000   $   910,000
  General Electric Capital Corp.,
   5.69%, due 2/09/01..............      5.693      955,000       955,000
  IBM Corp., 6.37%, due 2/01/01....      6.374    1,400,000     1,400,000
  John Deere Capital Corp., 5.63%,
   due 2/12/01.....................      5.635    1,410,000     1,410,000
  Texaco, Inc., 5.76%, due
   2/07/01.........................      5.764    1,160,000     1,160,000
  Wells Fargo Financial, 5.79%, due
   2/08/01.........................      5.787    1,460,000     1,460,000
                                                              -----------
Total Commercial Paper.............                             7,295,000
UNITED STATES GOVERNMENT AGENCIES (77.15%)
-----------------------------------------------
  Federal Farm Credit Bank, due
   2/05/01.........................      5.787    2,160,000     2,158,631
  Federal Farm Credit Bank, due
   2/15/01.........................      5.790    1,500,000     1,496,676
  Federal Farm Credit Bank, due
   3/12/01.........................      5.458    2,346,000     2,332,399
  Federal Farm Credit Bank, due
   3/16/01.........................      5.558    1,500,000     1,490,242
  Federal Home Loan Bank, due
   2/02/01.........................      5.791    1,300,000     1,299,794
  Federal Home Loan Bank, due
   3/02/01.........................      5.545    1,695,000     1,687,565
  Federal Home Loan Mortgage Corp.,
   due 2/20/01.....................      5.769      975,000       972,081
  Federal Home Loan Mortgage Corp.,
   due 2/26/01.....................      5.353    3,270,000     3,258,054
  Federal Home Loan Mortgage Corp.,
   due 2/27/01.....................      6.295    1,200,000     1,194,643
  Federal National Mortgage Assoc.,
   due 2/06/01.....................      6.355    1,250,000     1,248,913
  Federal National Mortgage Assoc.,
   due 2/14/01.....................      5.711    1,865,000     1,861,214
  Federal National Mortgage Assoc.,
   due 2/16/01.....................      5.722    1,300,000     1,296,950
  Federal National Mortgage Assoc.,
   due 2/23/01.....................      5.612    1,500,000     1,494,943
                                                              -----------
Total United States Government
 Agencies..........................                            21,792,105
                                                              -----------
Total Investments (102.97%)........                            29,087,105
OTHER ASSETS LESS LIABILITIES (-2.97%)
------------------------------------------
  Cash, receivables and prepaid
   expenses, less liabilities......                              (840,179)
                                                              -----------
Total Net Assets (100.00%).........                           $28,246,926
                                                              ===========

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2001
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    EquiTrust Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry.

    The Fund values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

    The Fund records investment transactions generally on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income is recognized on an accrual basis.

    All of the Fund's net investment income and any realized gains and losses on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) investment advisory and management fees, which are based on the Fund's daily net assets, currently at an annual rate of 0.25%; (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge of $9.00; and
(3) accounting fees, which are based on the Fund's daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

    EquiTrust Investment has agreed to reimburse the Fund annually for its total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of the Fund's average daily net

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Fund for such period.

    Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., the indirect parent of EquiTrust Investment, and other affiliated entities. At January 31, 2001, FBL Financial Group, Inc. and its affiliated companies owned 1,555,265 shares in the Fund.

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments.

5.  CAPITAL SHARE TRANSACTIONS

    Net assets as of January 31, 2001 consisted of:

Capital Stock (500,000,000 shares of $.001 par
 value  Capital Stock authorized).................  $    28,247
Additional paid-in capital........................   28,218,679
                                                    -----------
Net Assets........................................  $28,246,926
                                                    ===========

    Transactions in Capital Stock were as follows:

                                    SIX MONTHS ENDED              YEAR ENDED
                                    JANUARY 31, 2001             JULY 31, 2000
                                -------------------------  -------------------------
                                  SHARES        AMOUNT       SHARES        AMOUNT
                                -----------  ------------  -----------  ------------
Shares sold...................   39,970,371  $ 39,970,371   92,355,650  $ 92,355,650
Shares issued in reinvestment
 of dividends and
 distributions................      647,157       647,157    1,237,946     1,237,946
Shares redeemed...............  (42,679,582)  (42,679,582) (94,658,942)  (94,658,942)
                                -----------  ------------  -----------  ------------
Net Decrease..................   (2,062,054) $ (2,062,054)  (1,065,346) $ (1,065,346)
                                ===========  ============  ===========  ============

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  DIVIDENDS TO SHAREHOLDERS

    Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the period ended January 31, 2001 were paid as follows:

PAYABLE DATE
------------
August 31, 2000...................................  $.0044
September 29, 2000................................   .0042
October 31, 2000..................................   .0045
November 30, 2000.................................   .0043
December 29, 2000.................................   .0042
January 31, 2001..................................   .0042
                                                    ------
Total Dividends Per Share.........................  $.0258
                                                    ======

EQUITRUST MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS

                            SIX MONTHS
                              ENDED
                           JANUARY 31,                 YEAR ENDED JULY 31,
                               2001      ------------------------------------------------
                           (UNAUDITED)     2000      1999      1998      1997      1996
                           ------------  --------  --------  --------  --------  --------
Net asset value,
 beginning of period.....    $ 1.000     $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
  Income From Investment
   Operations
    Net investment
     income..............      0.026       0.044     0.039     0.043     0.040     0.040
                             -------     -------   -------   -------   -------   -------
  Total from investment
   operations............      0.026       0.044     0.039     0.043     0.040     0.040
                             -------     -------   -------   -------   -------   -------
  Less Distributions
    Dividends (from net
     investment
     income).............     (0.026)     (0.044)   (0.039)   (0.043)   (0.040)   (0.040)
                             -------     -------   -------   -------   -------   -------
  Total distributions....     (0.026)     (0.044)   (0.039)   (0.043)   (0.040)   (0.040)
                             -------     -------   -------   -------   -------   -------
Net asset value, end of
 period..................    $ 1.000     $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                             =======     =======   =======   =======   =======   =======
Total Return:
  Total investment return
   based on net asset
   value (1) ............       2.61%       4.51%     3.91%     4.44%     3.99%     4.05%

Ratios/Supplemental Data:
  Net assets, end of
   period ($000's
   omitted)..............    $28,247     $30,309   $31,374   $26,364   $23,054   $24,574
  Ratio of total expenses
   to average net
   assets................       1.29%(2)    1.41%     1.30%     1.27%     1.55%     1.72%
  Ratio of net expenses
   to average net
   assets................       1.25%(2)    1.37%     1.23%     1.27%     1.51%     1.50%
  Ratio of net investment
   income to average net
   assets................       5.21%(2)    4.42%     3.83%     4.40%     3.90%     3.92%

Information assuming no
 voluntary reimbursement
 by EquiTrust Investment
 of excess operating
 expenses (see NOTE 3):
  Per share net
   investment income.....                                              $ 0.040   $ 0.038
  Ratio of expenses to
   average net assets....                                                 1.55%     1.72%
  Amount reimbursed......                                              $10,590   $51,886

--------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year.

(2)  Computed on an annualized basis.

SEE ACCOMPANYING NOTES.